Interim Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 41,204	$ 43,744
Trade accounts receivable, net	32,278	23,153
Inventories	23,693	21,336
Other current assets	2,769	3,215
Total current assets	99,944	91,448
Property, plant and equipment, net	15,731	15,503
Long term inventory	1,466	1,383
Deferred tax assets	3,308	4,067
Other assets, net	153	153
Intangible assets, net	480	482
Total noncurrent assets	5,407	6,085
Total assets	121,082	113,036
Current liabilities
Trade accounts payable	15,174	10,502
Other current liabilities	16,552	17,395
Total current liabilities	31,726	27,897
Long term liabilities
Liability for employee severance benefits	870	838
Total noncurrent liabilities	870	838
Total liabilities	32,596	28,735
Shareholders' equity
Ordinary shares NIS 0.01 par value, 100,000,000 shares authorized at June 30, 2018 and at December 31, 2017; 38,277,165 issued shares at June 30, 2018 and 37,924,507 at December 31, 2017; 36,184,789 shares outstanding at June 30, 2018 and 35,832,131 at December 31, 2017;	149	149
Additional paid-in capital	79,820	78,437
Retained earnings	10,415	7,613
Total shareholders' equity before treasury stock	90,384	86,199
Treasury stock, at cost (2,092,376 as of June 30, 2018 and December 31, 2017)	(1,898)	(1,898)
Total shareholders' equity	88,486	84,301
Total liabilities and shareholders' equity	$ 121,082	$ 113,036